Average Annual Total Returns - Taylor Frigon Core Growth Fund		12 Months Ended	60 Months Ended	108 Months Ended
	Mar. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (does not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.96%
Performance Inception Date	Dec. 27, 2016
S&P Mid Cap 400® Index (does not reflect deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	9.12%	9.51%
Performance Inception Date	Dec. 27, 2016
Taylor Frigon Core Growth Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.60%	(1.94%)	11.23%
Performance Inception Date	Dec. 27, 2016
Taylor Frigon Core Growth Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.60%	(2.37%)	10.71%
Performance Inception Date	Dec. 27, 2016
Taylor Frigon Core Growth Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.68%	(1.39%)	9.31%
Performance Inception Date	Dec. 27, 2016